Offerings - Offering: 1	Dec. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $.01 per share ("Class A Common Stock") that may be issuable under the 2020 Employee Stock Plan, as amended
Amount Registered | shares	3,100,000
Proposed Maximum Offering Price per Unit	37.13
Maximum Aggregate Offering Price	$ 115,103,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,622.27
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act,
as
amended (the “Securities Act”), the registration statement on Form
S-8
to which this exhibit relates (the “Registration Statement”) shall also cover any additional shares of Class A Common Stock of Sphere Entertainment Co. (the “Registrant”) that may become issuable under the 2020 Employee Stock Plan, as amended (the “Plan”), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Class A Common Stock.

(2)
The Registration Statement registers the issuance of 3,100,000 shares of Class A Common Stock issuable under the Plan, which are in addition to shares of Class A Common Stock previously registered in connection with the Plan pursuant to the registration statements on
Form S-8 filed
with the Securities and Exchange Commission on April 16, 2020
(File No. 333-237718),
July 9, 2021
(File No. 333-257817),
December 6, 2022
(File No. 333-268682)
and December 8, 2023 (File
No. 333-275946).

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low reported market prices of the Registrant’s Class A Common Stock as reported on the New York Stock Exchange on December 10, 2024.